INCOME TAXES - Reconciliation of income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Tax benefit at statutory federal rate	$ 9,632	$ 7,994	$ 5,521
Attribute expiration		(1,899)	(28,281)
Nondeductible expenses		(558)	(1,469)
Change in valuation allowance		(1,636)	23,864
Research and development bonus deduction		100	121
Tax rate differential		(119)	841
Tax shortfalls from share options		(4,129)	(830)
Others		$ 247	314
Total			$ 81
Tax Jurisdiction of Domicile [Extensible Enumeration]	UNITED STATES
Percent
Federal statutory rate (as a percent)	21.00%	21.00%	21.00%
UNITED STATES
Amount
Attribute expiration	$ (2,381)
Nondeductible expenses	(90)
Change in valuation allowance	(3,222)
Tax shortfalls from share options	$ (118)
Percent
Attribute expiration	(5.20%)
Nondeductible expenses	(0.20%)
Change in valuation allowance	(7.00%)
Tax shortfalls from share options	(0.30%)
CHINA
Amount
Attribute expiration	$ (1,059)
Nondeductible expenses	(926)
Change in valuation allowance	(1,307)
Research and development bonus deduction	100
Tax rate differential	667
Others	$ (978)
Percent
Attribute expiration	(2.30%)
Nondeductible expenses	(2.00%)
Change in valuation allowance	(2.80%)
Research and development bonus deduction	0.20%
Tax rate differential	1.50%
Others	(2.10%)
HONG KONG
Amount
Change in valuation allowance	$ (125)
Tax rate differential	$ (193)
Percent
Change in valuation allowance	(0.30%)
Tax rate differential	(0.40%)